Document And Entity Information	12 Months Ended
Nov. 30, 2015 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Trading Symbol	ipci
Document Type	20-F
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	24,244,050
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY